AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of summary of Available-for-Sale Marketable Securities
	December 31, 2021				December 31, 2020
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Corporate debentures	6,334	36	-	6,370	12,611	97	-	12,708

	6,334	36	-	6,370	12,611	97	-	12,708
Available-for-sale - matures after one year through three years:
Governmental debentures	176	-	-	176	379	3	-	382
Corporate debentures	4,920	67	(2)	4,985	13,181	364	-	13,545
	5,096	67	(2)	5,161	13,560	367	-	13,927

Available-for-sale - matures after three years through five years:
Corporate debentures	-	-	-	-	535	8	-	543

	-	-	-	-	535	8	-	543
	$11,430	$103	$(2)	$11,531	$26,706	$472	$-	$27,178